Stock Plans, Share-Based Payments - Schedule of Fair Value Assumptions (Details) (10Q)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Price Volatility	92.10%	92.42%	104.56%
Risk-Free Interest Rates	2.47%	2.71%	2.19%
Expected Life (in years)	5 years 9 months	6 years 1 month 24 days	6 years 1 month 9 days
Expected Dividend Yield	0.00%	0.00%	0.00%